Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series Z Junior Subordinated Debentures due April 15, 2086
Amount Registered | shares	690,000,000
Maximum Aggregate Offering Price	$ 690,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,289.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02. The registration fee is calculated based on the maximum aggregate offering price of the Series Z Junior Subordinated Debentures due April 15, 2086 (the "Junior Subordinated Debentures").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series Z Junior Subordinated Debentures due April 15, 2086
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to unconditionally and irrevocably guarantee the payment of principal, interest and premium, if any, on the Junior Subordinated Debentures. The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each Junior Subordinated Debenture. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.